Short-term Bank Borrowings (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Short-term Bank Borrowings
PRC domestic commercial banks	¥ 1,432,929
Weighted average interest rate	2.94%
financial covenants, asset-liability ratio	65.00%
Current ratio	0.8